ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accrued payroll and welfare		$ 2,848	$ 1,860
Other tax payable		1,366	1,462
Accrued staff disbursement		1,447	1,166
Deposit payable		266	665
Accrued professional fees		290	4,382
Other current liabilities		1,288	1,209
Payable to non-controlling interest holders		135
Payable to AM Advertising and its subsidiaries	[1]	25,956
Total accrued expenses and other current liabilities		$ 33,596	$ 10,744

[1]	The payable to AM Advertising and its subsidiaries was $15,389 as of December 31, 2015 and included in amounts due to related parties. However , due to disputes with AM Advertising as described in Note 25-d, the Group no long considers AM Advertising and its subsidiaries as related party in fiscal 2016, as a result, the Payable balance to AM Advertising and its subsidiaries of $25,956 was included in other current liabilities as of December 31, 2016.